Contingent Liabilities and Commitments	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Note 18. Contingent Liabilities and Commitments
Note 18.  Contingent Liabilities and Commitments
We lease a portion of our rental equipment and certain of our facilities under operating leases with terms that expire at various dates substantially through 2019. As of March 31, 2013, AMERCO has guaranteed $117.9 million of residual values for these rental equipment assets at the end of the respective lease terms. Certain leases contain renewal and fair market value purchase options as well as mileage and other restrictions. At the expiration of the lease, we have the option to renew the lease, purchase the asset for fair market value, or sell the asset to a third party on behalf of the lessor. AMERCO has been leasing equipment since 1987 and has experienced no material losses relating to these types of residual value guarantees.
Lease expenses were as follows:
	Years Ended March 31,
	2012	2011	2010
	(In thousands)
Lease expense	$117,448	$131,215	$150,809

Lease commitments for leases having terms of more than one year were as follows:
	Property, Plant and Equipment	Rental Equipment	Total
	(In thousands)
Year-ended March 31:
2014	$13,691	$83,667	$97,358
2015	3,121	60,216	63,337
2016	940	32,455	33,395
2017	838	14,530	15,368
2018	663	11,061	11,724
Thereafter	5,051	10,376	15,427
Total	$24,304	$212,305	$236,609